Subsequent events	12 Months Ended
Jun. 30, 2025
Subsequent events
Subsequent events

37.          Subsequent events

Series XLVIII Notes – CRESUD

On July 11, 2025, the Company issued Series XLVII Notes in the local market for the amount of USD 43.7 million. The main features of the issue are detailed below:

• Series XLVIII Notes denominated in dollars for an amount of USD 43.7 million at a fixed rate of 8.0%, with semiannual interest. The principal will be repaid in one installment on the maturity date, July 11, 2028. The issue price was 100% of the face value.

Sales of “Ramblas del Plata” lots – IRSA

On July 17, 2025, IRSA signed an addendum to the purchase agreement dated January 27, 2025, which consisted of the substitution of one of the lots, with an additional cash payment of USD 3.5 million and the inclusion in the price of sellable square meters valued at USD 3.6 million. This transaction added USD 7.1 million, equivalent to ARS 8,953 million, to the original agreement, corresponding to 5,000 additional sellable square meters as a result of the substitution of the lot in question.

Related Party Transaction - IRSA

On August 29, 2025, we informed that IRSA had approved an investment of up to USD 12 million, in cash or in kind, in Golden Juniors Segregated Portfolio, an investment fund composed of different segregated portfolios, whose investment manager is a company directly controlled by Mr. Eduardo Sergio Elsztain, Chairman of the Company.

This investment is made with the purpose of diversifying part of the Company’s liquidity into financial alternatives that allow capturing growth opportunities in emerging sectors of the Argentine economy, particularly in the field of precious metals and the mining industry.

As part of the investment agreement, it was established that IRSA and/or its subsidiaries will not pay performance fees, being required only to bear the proportion of expenses corresponding to their participation in the fund.

In accordance with the provisions of Chapter III of the rules of the Argentine Securities Commission and Article 110, section h) of Capital Markets Law No. 26,831, the Company’s Audit Committee has issued its opinion with no objections to the transaction, which is available to shareholders at the Company’s headquarters.

Series XLIX Notes – CRESUD

On September 2, 2025, the Company issued Series XLIX Notes in the local market for a total amount of USD 31.3 million. The main features of the issue are detailed below:

• Series XLIX Notes denominated in dollars for an amount of USD 31.3 million, bearing interest at a fixed annual rate of 7.25%, payable semi-annually. The principal will be made in one installment, on the maturity date, September 2, 2027. The issue price was 100% of the nominal value.

Acquisition of the Al Oeste Shopping - IRSA

On September 17, 2025, we informed that IRSA has acquired “Al Oeste” shopping mall through the signing of the deed and the transfer of operations. This property is located at the intersection of Luis Güemes and Presidente Perón Avenues, in the town of Haedo, Morón district, west of Greater Buenos Aires.

The shopping mall is currently operating below its potential, and within the framework of the Company’s development plan to create opportunities in different districts of the Province of Buenos Aires, it is planned to be converted into an outlet center to be relaunched during next year.

“Al Oeste Shopping” has approximately 20,000 GLA sqm, including 40 stores, 6 food court units, 5 padel courts, 14 cinema theaters, and 1,075 parking spaces. In addition, it has an expansion potential of 12,000 GLA sqm.

The purchase price was USD 9 million, of which USD 4.5 million has been paid to date. The remaining balance will be paid in four annual installments.

With this acquisition, the Company’s shopping mall portfolio now includes 17 assets, 16 of which are operated by IRSA, totaling approximately 390,000 GLA sqm.

General Ordinary and Extraordinary Shareholders’ Meeting - CRESUD

On September 25, 2025, we informed that our Board of Directors has resolved to call a General Ordinary and Extraordinary Shareholders’ Meeting to be held on October 30, 2025, to address, among other topics, the following:

-        Consideration of the financial result for the fiscal year ended June 30, 2025, amounting a profit of ARS 75,608 million and the consideration of unallocated results from previous fiscal years for ARS 19,480 million. Consideration of the distribution of dividends payable in cash and/or in kind for up to ARS 88,500 million.

-        Consideration of the distribution of up to 5.3 million own shares to the shareholders in proportion to their holdings pursuant to the provisions of section 67 of law no. 26,831.

General Ordinary and Extraordinary Shareholders’ Meeting - IRSA

On September 25, 2025, IRSA informed that the Board of Directors has resolved to call a General Ordinary and Extraordinary Shareholders’ Meeting to be held on October 30, 2025, to address, among other topics, the following:

-        Consideration of the financial result for the fiscal year ended June 30, 2025, amounting a profit of ARS 195,678 million. Consideration of the distribution of dividends payable in cash and/or in kind for up to ARS 164,000 million.

Warrants exercise - CRESUD

On September 30, 2025, we informed that between September 17, 2025, and September 25, 2025, certain warrant holders exercised their right to purchase additional shares. For this reason, USD 7.1 million, equivalent to ARS 9,638 million, were received, for converted warrants of 12,625,236 and a total of 17,769,882 common shares of the Company with a nominal value of ARS 1 were issued.

Warrants exercise - IRSA

On September 30, 2025, IRSA informed that between September 17, 2025, and September 25, 2025, certain warrant holders exercised their right to purchase additional shares. For this reason, USD 3.1 million, equivalent to ARS 4,199 million, were received, for converted warrants of 7,110,930 and a total of 10,536,907 common shares of the Company with a nominal value of ARS 10 were issued.